Goodwill and Intangible assets - Schedule of Intangible Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Goodwill and Intangible assets
Less: Accumulated amortization	¥ (25,147)	$ (3,445)	¥ (20,499)
Total intangible assets, net	13,767	1,886	17,941
Computer software, systems and technology
Goodwill and Intangible assets
Intangible assets gross	14,814	2,029	14,340
Brand
Goodwill and Intangible assets
Intangible assets gross	10,300	1,411	10,300
Customer relationships
Goodwill and Intangible assets
Intangible assets gross	¥ 13,800	$ 1,891	¥ 13,800